Equity Transactions - Schedule of Value of Warrants (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016
Fair value allocation of proceeds		$ 42,871
Warrant #1
Date	Oct. 29, 2013		Oct. 29, 2013
Warrants	$ 2,500		$ 2,500
Stock price on grant date	$ 30.00		$ 30.00
Exercise price	$ 50.00		$ 50.00
Expected life	1 year		1 year
Volatility			147.00%
Risk-free rate			0.12%
Calculated value			$ 10,473
Fair value allocation of proceeds			$ 7,381
Warrant #2
Date	Dec. 11, 2013		Dec. 11, 2013
Warrants	$ 2,500		$ 2,500
Stock price on grant date	$ 30.00		$ 2.00
Exercise price	$ 50.00		$ 50.00
Expected life	1 year		1 year
Volatility			64.00%
Risk-free rate			0.11%
Calculated value			$ 0
Fair value allocation of proceeds			$ 0
Warrant #3
Date	Jun. 09, 2015		Mar. 10, 2014
Warrants	$ 900,000		$ 833
Stock price on grant date			$ 2.00
Exercise price	$ 0.02		$ 50.00
Expected life	5 years		1 year
Volatility			65.00%
Risk-free rate			0.13%
Calculated value			$ 0
Fair value allocation of proceeds			$ 0
Warrant #4
Date	Dec. 15, 2016		Apr. 04, 2014
Warrants	$ 4,000,000		$ 833
Stock price on grant date			$ 19.90
Exercise price	$ 0.01		$ 50.00
Expected life	5 years		1 year
Volatility			113.00%
Risk-free rate			0.12%
Calculated value			$ 3,181
Fair value allocation of proceeds			$ 2,822
Warrant #5
Date			Apr. 24, 2014
Warrants			$ 10,000
Stock price on grant date			$ 25.20
Exercise price			$ 35.00
Expected life			3 years
Volatility			76.00%
Risk-free rate			0.84%
Calculated value			$ 104,416
Fair value allocation of proceeds			$ 73,653
Warrant #6
Date			Jul. 10, 2014
Warrants			$ 7,000
Stock price on grant date			$ 3.70
Exercise price			$ 15.00
Expected life			3 years
Volatility			119.00%
Risk-free rate			0.96%
Calculated value			$ 12,130
Fair value allocation of proceeds			$ 8,637
Warrant #7
Date			Jul. 29, 2014
Warrants			$ 7,000
Stock price on grant date			$ 3.70
Exercise price			$ 15.00
Expected life			3 years
Volatility			119.00%
Risk-free rate			0.98%
Calculated value			$ 12,102
Fair value allocation of proceeds			$ 8,992
Warrant #8
Date	Jun. 09, 2015		Jun. 09, 2015
Warrants	$ 900,000		$ 900,000
Stock price on grant date	$ 0.02		$ 0.02
Exercise price	$ 0.02		$ 0.02
Expected life	5 years		5 years
Volatility	98.00%		98.00%
Risk-free rate	1.74%		1.74%
Calculated value	$ 13,259		$ 13,259
Fair value allocation of proceeds	$ 13,259		$ 13,259
Warrant #9
Date	Dec. 15, 2015		Dec. 15, 2015
Warrants	$ 4,000,000		$ 4,000,000
Stock price on grant date	$ 0.01		$ 0.01
Exercise price	$ 0.01		$ 0.01
Expected life	5 years		5 years
Volatility	98.00%		98.00%
Risk-free rate	1.71%		1.71%
Calculated value	$ 29,612		$ 29,612
Fair value allocation of proceeds	$ 29,612		$ 29,612